Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT

Commercial Mortgage Pass-Through Certificates, Series 2018-WPT

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Academy Securities, Inc.

Drexel Hamilton, LLC

10 July 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172

Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT Commercial Mortgage Pass-Through Certificates, Series 2018-WPT (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 July 2018

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of six promissory notes (collectively, the “Trust Notes”) issued jointly by five special purpose entities (collectively, the “Borrowers”), evidencing a componentized fixed and floating rate loan (the “Trust Loan”),
c.	The Trust Loan is part of a split loan structure consisting of the Trust Loan and three other fixed rate loans (collectively, the “Companion Loans,” together with the Trust Loan, the “Mortgage Loan”) each evidenced by two separate componentized promissory notes (collectively, the “Companion Notes”), which will not be assets of the Issuing Entity,
d.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first priority mortgages, deeds of trust or similar liens on the Borrowers’ 145 fee simple and two fee simple/leasehold interests in 147 office, flex and retail properties located in four states (collectively, the “Properties”).

The floating rate component of the Mortgage Loan and the fixed rate component of the Mortgage Loan are hereinafter referred to as the “Floating Component A Portion of the Mortgage Loan” and the “Fixed Component B Portion of the Mortgage Loan,” respectively.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Properties as of 1 July 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

The Depositor indicated that certain Mortgage Loan information is separately shown on the Preliminary Data File for the Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan and, where applicable, is also shown in aggregate for the entire Mortgage Loan.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 8

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions) and
ii.	Original Mortgage Loan Term (Including Extensions)

of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term (Excluding Extensions) and
c.	Original Mortgage Loan Term (Including Extensions)

of the Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity and
ii.	Remaining Mortgage Loan Term to Maturity (Including Extensions)

of the Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The mortgage loan agreement Source Document indicates that the Mortgage Loan, Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan are interest-only for their entire terms, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
a.	Original Mortgage Loan Amortization Term (Excluding Extensions),
b.	Remaining Mortgage Loan Amortization Term and
c.	Remaining Mortgage Loan Amortization Term (Including Extensions)

characteristics on the Final Data File for the Mortgage Loan, Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan,

b.	Use the “Original Mortgage Loan Term (Excluding Extensions)” of the Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan, both as shown on the Final Data File, for the original interest-only period of the Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan (the “Mortgage Loan IO Period”), respectively, and
c.	Use the “Original Allocated Mortgage Loan Balance” of the Fixed Component B Portion of the Mortgage Loan, as shown on the Final Data File, for the principal balance of the Fixed Component B Portion of the Mortgage Loan as of the Reference Date (the “Cut-off Date Allocated Mortgage Loan Amount ($)”).

Additionally, the Depositor informed us that prior to the Reference Date, the Borrowers made a principal prepayment of $5,000,000 on the Floating Component A Portion of the Mortgage Loan.  For the purpose of comparing the “Cut-off Date Allocated Mortgage Loan Amount ($)” characteristic for the Mortgage Loan and Floating Component A Portion of the Mortgage Loan, the Depositor instructed us to decrease the respective original principal balances of the Mortgage Loan and Floating Component A Portion of the Mortgage Loan, both as shown in the mortgage loan agreement Source Document, by $5,000,000.

For the purpose of comparing the “Cut-off Date Allocated Mortgage Loan Amount ($)” characteristic for each Property, the Depositor instructed us to allocate the “Cut-off Date Allocated Mortgage Loan Amount ($)” of the Mortgage Loan, as described in the above paragraph, to each Property on a pro-rata basis using the respective “Original Allocated Mortgage Loan Balance” allocation of each Property, as shown in the mortgage loan agreement Source Document.

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

8.	The Depositor instructed us to use the “Cut-off Date Allocated Mortgage Loan Amount ($)” of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, for the:
a.	Principal balance of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan (the “Initial Maturity Allocated Mortgage Loan Balance”) and
b.	Principal balance of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan and each Property as of the “Fully Extended Maturity Date” of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan (the “Final Maturity Allocated Mortgage Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the “Cut-off Date Allocated Mortgage Loan Amount ($)” of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the “% of Cut-off Date Allocated Loan Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Spread,
b.	LIBOR Floor and
c.	LIBOR Rounding Methodology

of the Floating Component A Portion of the Mortgage Loan, all as shown on the Final Data File, and a LIBOR assumption of 2.0900% that was provided by the Depositor, we recalculated the “Mortgage Loan Interest Rate” of the Floating Component A Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Fixed Component B Portion of the Mortgage Loan, the Depositor instructed us to use the applicable information in the mortgage loan agreement Source Document for the purpose of comparing the “Mortgage Loan Interest Rate” characteristic.

Attachment A Page 5 of 8

11.	Using the:
a.	Mortgage Loan Spread,
b.	LIBOR Cap and
c.	Amount Capped

of the Floating Component A Portion of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Mortgage Loan Interest Rate (At LIBOR Cap)” of the Floating Component A Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Fixed Component B Portion of the Mortgage Loan, the Depositor instructed us to use the “Mortgage Loan Interest Rate,” as shown on the Final Data File, for the “Mortgage Loan Interest Rate (At LIBOR Cap)” characteristic.

12.	Using the:
a.	Cut-off Date Allocated Mortgage Loan Amount ($),
b.	Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate (At LIBOR Cap) and
d.	Accrual Basis

of the Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 12., we recalculated the:

a.	Annual Mortgage Loan Debt Service,
b.	Annual Mortgage Loan Debt Service (At LIBOR Cap),
c.	Monthly Mortgage Loan Debt Service and
d.	Monthly Mortgage Loan Debt Service (At LIBOR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Mortgage Loan as the sum of:

a.	The product of:
i.	The “Cut-off Date Allocated Mortgage Loan Amount ($)” of the Floating Component A Portion of the Mortgage Loan, as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate” of the Floating Component A Portion of the Mortgage Loan, as shown on the Final Data File, and
iii.	365/360 and
b.	The product of:
i.	The “Cut-off Date Allocated Mortgage Loan Amount ($)” of the Fixed Component B Portion of the Mortgage Loan, as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate” of the Fixed Component B Portion of the Mortgage Loan, as shown on the Final Data File, and
iii.	365/360.

Attachment A Page 6 of 8

12. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service (At LIBOR Cap)” of the Mortgage Loan as the sum of:

a.	The product of:
i.	The “Cut-off Date Allocated Mortgage Loan Amount ($)” of the Floating Component A Portion of the Mortgage Loan, as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate (At LIBOR Cap)” of the Floating Component A Portion of the Mortgage Loan, as shown on the Final Data File, and
iii.	365/360 and
b.	The product of:
i.	The “Cut-off Date Allocated Mortgage Loan Amount ($)” of the Fixed Component B Portion of the Mortgage Loan, as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate (At LIBOR Cap)” of the Fixed Component B Portion of the Mortgage Loan, as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” and “Monthly Mortgage Loan Debt Service (At LIBOR Cap)” of the Mortgage Loan as 1/12th of the “Annual Mortgage Loan Debt Service” and “Annual Mortgage Loan Debt Service (At LIBOR Cap),” respectively.

13.	Using the:
a.	TTM NOI,
b.	Underwritten NOI,
c.	Underwritten NCF,
d.	Annual Mortgage Loan Debt Service,
e.	Annual Mortgage Loan Debt Service (At LIBOR Cap),
f.	Cut-off Date Allocated Mortgage Loan Amount ($),
g.	Initial Maturity Allocated Mortgage Loan Balance,
h.	Appraisal Value and
i.	Net Rentable Area

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	TTM NOI Mortgage DSCR,
ii.	UW NOI Mortgage DSCR,
iii.	UW NOI Mortgage DSCR (At LIBOR Cap),
iv.	UW NCF Mortgage DSCR,
v.	UW NCF Mortgage DSCR (At LIBOR Cap),
vi.	LTV Mortgage Cut-off Date Value,
vii.	LTV Mortgage Balloon Value,
viii.	TTM NOI Mortgage DY,
ix.	UW NOI Mortgage DY,
x.	UW NCF Mortgage DY and
xi.	Cut-Off Date Allocated Mortgage Loan Amount per Square Foot

of the Mortgage Loan and, with respect to item xi. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 8

13. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “TTM NOI Mortgage DSCR,” “UW NOI Mortgage DSCR,” “UW NOI Mortgage DSCR (At LIBOR Cap),” “UW NCF Mortgage DSCR” and “UW NCF Mortgage DSCR (At LIBOR Cap)” to two decimal places and
b.	Round the “LTV Mortgage Cut-off Date Value,” “LTV Mortgage Balloon Value,” “TTM NOI Mortgage DY,” “UW NOI Mortgage DY” and “UW NCF Mortgage DY” to the nearest 1/10th of one percent.

14.	Using the:
a.	SF1,
b.	SF2,
c.	SF3 and
d.	Net Rentable Area

of each Property, all as shown on the Final Data File, we recalculated the:

i.	Space Pct 1,
ii.	Space Pct 2 and
iii.	Space Pct 3

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Mortgage Master Servicer and
b.	Mortgage Primary Servicer

of the Trust Loan, Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the “Mortgage Servicing Fee” of the Trust Loan, Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Mortgage Servicing Fee,
b.	Mortgage Trustee/Cert Admin,
c.	Mortgage Operating Advisor and
d.	Mortgage CREFC Fee

of the Trust Loan, Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the “Mortgage Total Admin Fee” of the Trust Loan, Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 8

17.	Using the:
a.	Mortgage Total Admin Fee and
b.	Mortgage Loan Interest Rate

of the Trust Loan, Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Trust Loan, Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Document Title	Document Date

Mortgage Loan Agreement	8 June 2018

Cash Management Agreement	8 June 2018

Interest Rate Cap Agreement	8 June 2018

Settlement Statement	8 June 2018

Guaranty Agreement	8 June 2018

Servicer Tape	25 June 2018

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Non-Consolidation Opinion	8 June 2018

Exhibit 1 to Attachment A

Property Source Documents

Document Title	Document Date

Portfolio Appraisal Report	22 June 2018

Appraisal Reports	Various

Engineering Reports	Various

Environmental Phase I Reports	Various

Underwriter’s Summary Report	9 July 2018

Underwritten Rent Roll	9 July 2018

Borrower Rent Roll	1 June 2018

Pro Forma Title Policies	Not Applicable

USPS Internet Site (www.usps.gov)	Not Applicable

MSA Internet Site (https://www.huduser.gov/portal/datasets/geotools.html)	Not Applicable

Property Management Agreement	8 June 2018

Ground Lease Agreements	Various

Tenant Leases	Various

Tenant Lease Amendments	Various

Condominium Agreement	23 December 2015

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report, Engineering Report or Pro Forma Title Policy
Property City (see Note 1)	Appraisal Report or Pro Forma Title Policy
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
MSA	MSA Internet Site (https://www.huduser.gov/portal/datasets/geotools.html)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Property Class	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Net Rentable Area	Borrower Rent Roll
Measurement Unit	Borrower Rent Roll
Ownership Interest	Pro Forma Title Policy
Ground Lease (Y/N)	Pro Forma Title Policy
Ground Lease Expiration Date	Ground Lease Agreement
Ground Lease Extension Terms	Ground Lease Agreement
Annual Ground Lease Payment	Ground Lease Agreement
Ground Lease Escalation Terms	Ground Lease Agreement
Property Manager	Property Management Agreement

Third Party Information:

Characteristic	Source Document

Appraisal Value	Appraisal Report
Appraised Portfolio Value (see Note 2)	Portfolio Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Firm	Appraisal Report
Date of Appraisal	Appraisal Report
Cap Rate	Appraisal Report
Environmental Report Type	Environmental Phase I Report
Environmental Report Date	Environmental Phase I Report
Phase II Recommended	Environmental Phase I Report
Engineering Report Date	Engineering Report
Seismic Zone	Engineering Report

Exhibit 2 to Attachment A

Occupancy Information:

Characteristic	Source Document

Current Occupancy %	Borrower Rent Roll
Current Occupancy Date	Borrower Rent Roll
Occupied Square Feet	Borrower Rent Roll
Most Recent Occupancy	Underwriter’s Summary Report
Most Recent Occupancy Date	Underwriter’s Summary Report
Second Most Recent Occupancy	Underwriter’s Summary Report
Second Most Recent Occupancy Date	Underwriter’s Summary Report
Third Most Recent Occupancy	Underwriter’s Summary Report
Third Most Recent Occupancy Date	Underwriter’s Summary Report

Underwriting Information: (see Note 3)

Characteristic	Source Document

2015 Revenues	Underwriter’s Summary Report
2016 Revenues	Underwriter’s Summary Report
2017 Revenues	Underwriter’s Summary Report
TTM Revenues	Underwriter’s Summary Report
2015 Expenses	Underwriter’s Summary Report
2016 Expenses	Underwriter’s Summary Report
2017 Expenses	Underwriter’s Summary Report
TTM Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
TTM As Of	Underwriter’s Summary Report
Underwritten Revenues	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserves	Underwriter’s Summary Report
Underwritten Tenant Improvements and Leasing Commissions	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report
Underwritten Economic Occupancy	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 4)

Characteristic	Source Document

Single Tenant	Borrower Rent Roll
Tenant Name 1	Borrower Rent Roll
SF1	Borrower Rent Roll
Tenant Lease Maturity Date 1	Borrower Rent Roll
Tenant Name 2	Borrower Rent Roll
SF2	Borrower Rent Roll
Tenant Lease Maturity Date 2	Borrower Rent Roll
Tenant Name 3	Borrower Rent Roll
SF3	Borrower Rent Roll
Tenant Lease Maturity Date 3	Borrower Rent Roll

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Servicer Tape
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Servicer Tape
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Deposit Cap	Mortgage Loan Agreement
Rollover Reserve Initial Deposit Amount	Settlement Statement
Rollover Reserve Monthly Deposit Amount	Mortgage Loan Agreement
Rollover Reserve Deposit Cap	Mortgage Loan Agreement
Environmental Reserve Initial Deposit	Settlement Statement
Outstanding TILC Reserves Initial Deposit Amount	Settlement Statement
Free Rent Initial Deposit Amount	Settlement Statement
Deferred Maintenance Reserve Deposit Amount	Settlement Statement
Earnout / Holdback	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document

Original Allocated Mortgage Loan Balance	Mortgage Loan Agreement
Borrower Entity	Mortgage Loan Agreement
Origination Date	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Sponsors	Guaranty Agreement
First Payment Date	Mortgage Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement
Extension Options (Y/N)	Mortgage Loan Agreement
Extension Description	Mortgage Loan Agreement
Extension Test Description	Mortgage Loan Agreement
Extension Spread Increase (Yes/No)	Mortgage Loan Agreement
First Extension Spread Increase	Mortgage Loan Agreement
Second Extension Spread Increase	Mortgage Loan Agreement
Third Extension Spread Increase	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
Grace Period (EoD)	Mortgage Loan Agreement
Grace Period (Late)	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Amortization Type (During Initial Term and Extended Term)	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Interest Rate Adjustment Frequency	Mortgage Loan Agreement
LIBOR Rounding Methodology	Mortgage Loan Agreement
LIBOR Lookback Days	Mortgage Loan Agreement
LIBOR Floor	Mortgage Loan Agreement
LIBOR Cap	Interest Rate Cap Agreement
Amount Capped	Interest Rate Cap Agreement
LIBOR Cap Expiration Date	Interest Rate Cap Agreement
LIBOR Cap Provider	Interest Rate Cap Agreement
LIBOR Cap Provider Rating (M/S&P/F)	Bloomberg Screenshot for LIBOR Cap Provider Rating
String (see Note 5)	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Substitution Allowed	Mortgage Loan Agreement
Mortgage Loan Spread	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement and Cash Management Agreement
Lockbox Type (see Note 6)	Mortgage Loan Agreement and Cash Management Agreement
Cash Management (see Note 7)	Mortgage Loan Agreement and Cash Management Agreement
Single Asset Entity	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
TIC Structure	Mortgage Loan Agreement
Condo Structure	Condominium Agreement
DST	Mortgage Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Appraisal Portfolio Value” characteristic for each Property, the Depositor instructed us to allocate the “Appraisal Portfolio Value,” as shown in the portfolio appraisal report Source Document, to each Property on a pro-rata basis using the “Appraisal Value” of each Property, as shown on the Preliminary Data File.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1.00 or less.

4.	For the purpose of comparing the “Major Tenant Information” characteristics for each Property, the Depositor instructed us to combine multiple spaces leased by the same tenant at the respective Property, and for those tenants with multiple lease expiration dates, to use the lease expiration date associated with the space that has the latest lease expiration date, all as shown on the borrower rent roll Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

4. (continued)

For the purpose of comparing the “Major Tenant Information” characteristics for each Property, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown on the borrower rent roll Source Document. Furthermore, the Depositor instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, all as shown on the borrower rent roll Source Document.

5.	For the purpose of comparing the “String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as defined in the mortgage loan agreement Source Document) has been securitized.

6.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if as of the origination of the Mortgage Loan, tenants pay rents to the lockbox account, and monthly debt service and reserve accounts are funded directly from the lockbox account, all as described in the applicable Source Documents.

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In-Place” if the Source Documents require the monthly debt service and reserve accounts to be funded directly from the lockbox account, and any excess cash is either (i) disbursed to the Borrowers or (ii) retained as additional collateral for the Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property ID
Property Name
Property Count
Phase II Performed
Environmental Insurance
Earthquake Insurance
Seismic Date
PML%
TILC Reserves Initial Deposit Amount
TILC Reserves Monthly Deposit Amount
First Extension Fee
Second Extension Fee
Third Extension Fee
Allocated Companion Loan Amount ($)
Allocated Trust Loan Amount ($)
Terms/Description of Springing Cash Management (If applicable)
Letter of Credit
Existing Additional Debt
Existing Additional Debt Amount
Existing Additional Debt Description
Future Debt Permitted?
Future Debt Description
Pari Passu Note Control (Y/N)
Mortgage Master Servicer
Mortgage Primary Servicer
Mortgage Trustee/Cert Admin
Mortgage Operating Advisor
Mortgage CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.